February 25, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           iShares, Inc. (the “Company”), File Nos. 33-97598, 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the prospectuses for the iShares MSCI Austria Index Fund and the iShares MSCI Netherlands Index Fund and the statement of additional information for the Funds of the Company, each dated February 25, 2008, do not differ from those contained in Post-Effective Amendment No. 53, filed electronically on February 22, 2008, to the Company’s Registration Statement on Form N-1A.

Please address all questions regarding this filing to the undersigned at (415) 817-6131.

Very truly yours,

/s/Kevin D. Smith, Esq.
Kevin D. Smith, Esq.